Convertible Senior Notes - Additional Information (Detail) - Convertible Senior Notes Due 2025 [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 26, 2018 $ / shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($) $ / shares
Line of Credit Facility [Line Items]
Aggregate principal amount									¥ 4,985,000	$ 725,000
Debt Conversion, Converted Instrument, Shares Issued | shares		15.4776	16.9816	16.9816	16.2937	16.2937
Conversion price | $ / shares	$ 45.34						$ 58.89	$ 61.37		$ 64.61
Debt conversion premium percentage	42.50%
Convertible senior notes maturity date		Jul. 01, 2025
Principal amount of each convertible note | $		$ 1,000		$ 1,000		$ 1,000
Number of notes converted into company's ADSs			0	0	0	0
Convertible senior notes interest rate			1.25%
Debt instrument, carrying value			¥ 4,565,292		¥ 4,658,966
Unamortized debt issuance costs			¥ 54,843		¥ 71,659
Debt instrument, effective interest rate			1.61%		1.61%
Amortization and interest expenses			¥ 73,776		¥ 78,872